UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2023

Date of reporting period: April 30, 2023

Item 1.    Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

CIBC Atlas Funds

Semi-Annual Report

APRIL 30, 2023

CIBC Private Wealth Advisors, Inc.

CIBC Atlas Disciplined Equity Fund

AWEIX

CIBC Atlas Mid Cap Equity Fund

AWMIX

CIBC Atlas Income Opportunities Fund

AWIIX

CIBC Atlas All Cap Growth Fund

AWGIX

CIBC Atlas Equity Income Fund

AWYIX

CIBC Atlas International Growth Fund

AWWIX

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 23, 2023

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020). The Funds’ Forms N-Q and N-PORT are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Funds voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-328-3863; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.9%	Shares	Value

COMMUNICATION SERVICES — 9.1%

Alphabet, Cl A *	370,722	$39,793,299

Alphabet, Cl C *	451,935	48,908,406

T-Mobile US *	153,571	22,098,867

Walt Disney *	214,097	21,944,943

		132,745,515

CONSUMER DISCRETIONARY — 8.0%

Amazon.com *	630,357	66,471,146

Home Depot	100,311	30,147,468

TJX	257,926	20,329,727

		116,948,341

CONSUMER STAPLES — 5.0%

Costco Wholesale	33,055	16,633,937

Dollar General	79,214	17,542,732

Mondelez International, Cl A	239,548	18,378,123

PepsiCo	105,657	20,168,865

		72,723,657

ENERGY — 4.4%

Chevron	106,497	17,953,265

ConocoPhillips	178,165	18,331,397

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

ENERGY (continued)

Pioneer Natural Resources	130,026	$28,287,156

		64,571,818

FINANCIALS — 15.5%

BlackRock, Cl A	20,159	13,530,721

Blackstone, Cl A	211,191	18,865,692

CME Group, Cl A	52,562	9,764,443

Fidelity National Information Services	179,477	10,538,889

Fiserv *	168,044	20,521,533

Intercontinental Exchange	201,172	21,913,666

JPMorgan Chase	137,773	19,045,739

PNC Financial Services Group	104,847	13,656,322

S&P Global	75,757	27,467,973

US Bancorp	417,488	14,311,489

Visa, Cl A	239,533	55,746,515

		225,362,982

HEALTH CARE — 14.0%

Abbott Laboratories	224,470	24,797,201

AstraZeneca PLC ADR	419,125	30,688,333

Danaher	114,695	27,172,392

IQVIA Holdings *	92,984	17,502,378

Stryker	47,932	14,362,824

Thermo Fisher Scientific	44,350	24,609,815

UnitedHealth Group	97,369	47,914,311

Zoetis, Cl A	97,515	17,141,187

		204,188,441

INDUSTRIALS — 8.3%

Automatic Data Processing	50,373	11,082,060

Honeywell International	173,017	34,575,717

Otis Worldwide	251,976	21,493,553

Raytheon Technologies	341,360	34,101,864

Union Pacific	99,358	19,444,361

		120,697,555

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

INFORMATION TECHNOLOGY — 22.8%

Adobe *	48,836	$18,438,520

Analog Devices	125,658	22,603,361

Apple	335,817	56,981,429

Cisco Systems	566,356	26,760,321

Microsoft	377,454	115,976,516

QUALCOMM	141,658	16,545,654

Roper Technologies	55,141	25,077,024

Salesforce *	150,277	29,810,449

TE Connectivity	161,071	19,710,258

		331,903,532

MATERIALS — 3.2%

Linde PLC	71,000	26,230,950

Martin Marietta Materials	56,437	20,497,918

		46,728,868

REAL ESTATE — 3.0%

American Tower, Cl A ‡	72,479	14,813,983

AvalonBay Communities ‡	41,319	7,452,708

Prologis ‡	113,683	14,238,796

VICI Properties, Cl A ‡	231,322	7,851,068

		44,356,555

UTILITIES — 2.6%

NextEra Energy	494,053	37,859,281

TOTAL COMMON STOCK (Cost $726,825,890)		1,398,086,545

CASH EQUIVALENT — 4.0%

First American Government Obligations Fund, Cl X, 4.720% (A)	57,898,790	57,898,790

TOTAL CASH EQUIVALENT (Cost $57,898,790)		57,898,790

TOTAL INVESTMENTS — 99.9%

(Cost $784,724,680)		$1,455,985,335

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED EQUITY FUND
APRIL 30, 2023 (Unaudited)

Percentages are based on Net Assets of $1,457,612,457.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK** — 97.2%	Shares	Value

COMMUNICATION SERVICES — 0.4%

Live Nation Entertainment *	45,691	$3,096,936

CONSUMER DISCRETIONARY — 18.4%

Academy Sports & Outdoors	63,518	4,034,663

Aptiv PLC *	68,214	7,016,492

AutoZone *	8,803	23,445,118

Chipotle Mexican Grill, Cl A *	8,677	17,940,739

Domino’s Pizza	17,446	5,538,581

Five Below *	49,845	9,837,409

Floor & Decor Holdings, Cl A *	79,106	7,858,390

Marriott International, Cl A	54,829	9,284,743

Planet Fitness, Cl A *	101,813	8,464,733

Ross Stores	63,968	6,827,305

Tractor Supply	61,106	14,567,670

Ulta Beauty *	25,753	14,200,977

		129,016,820

CONSUMER STAPLES — 4.3%

Lamb Weston Holdings	43,471	4,860,493

Monster Beverage *	185,718	10,400,208

Sprouts Farmers Market *	189,503	6,568,174

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

CONSUMER STAPLES (continued)

US Foods Holding *	207,041	$7,950,374

		29,779,249

ENERGY — 3.0%

Cheniere Energy	48,737	7,456,761

Diamondback Energy	93,782	13,335,800

		20,792,561

FINANCIALS — 7.3%

Ameriprise Financial	56,214	17,152,016

Ares Management, Cl A	107,259	9,394,816

FleetCor Technologies *	36,553	7,819,418

Global Payments	44,030	4,962,621

MSCI, Cl A	24,738	11,934,848

		51,263,719

HEALTH CARE — 14.9%

Agilent Technologies	60,275	8,163,043

Align Technology *	38,953	12,671,411

Alnylam Pharmaceuticals *	52,153	10,388,878

AmerisourceBergen, Cl A	40,337	6,730,228

Avantor *	500,664	9,752,935

Charles River Laboratories International *	41,999	7,984,850

Edwards Lifesciences *	65,906	5,798,410

Humana	20,307	10,772,660

ICON PLC *	41,814	8,057,140

ResMed	57,875	13,945,560

Veeva Systems, Cl A *	59,906	10,727,966

		104,993,081

INDUSTRIALS — 15.6%

AMETEK	72,552	10,007,097

Cintas	16,800	7,656,936

Copart *	82,567	6,526,921

CoStar Group *	80,306	6,179,547

Genpact	103,936	4,630,349

Howmet Aerospace	204,641	9,063,550

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INDUSTRIALS (continued)

Hubbell, Cl B	32,768	$8,825,078

IDEX	45,599	9,407,986

Ingersoll Rand	140,119	7,989,585

Masco	113,166	6,055,513

Oshkosh	52,245	3,997,787

Pentair PLC	56,122	3,259,566

Regal Rexnord	50,676	6,595,988

TransUnion	94,244	6,484,930

Waste Connections	66,460	9,247,909

Zurn Elkay Water Solutions	154,888	3,337,836

		109,266,578

INFORMATION TECHNOLOGY — 26.2%

Amphenol, Cl A	183,318	13,835,009

ANSYS *	38,676	12,141,170

BILL Holdings *	38,954	2,992,057

Cadence Design Systems *	101,720	21,305,254

CDW	62,583	10,613,451

Crowdstrike Holdings, Cl A *	55,034	6,606,832

Datadog, Cl A *	101,862	6,863,462

Dynatrace *	141,781	5,994,501

Enphase Energy *	66,921	10,988,428

Entegris	94,336	7,067,653

EPAM Systems *	23,543	6,649,485

Keysight Technologies *	85,936	12,429,783

KLA	15,415	5,958,514

Marvell Technology	111,597	4,405,850

Microchip Technology	151,028	11,023,534

ON Semiconductor *	54,193	3,899,728

Palo Alto Networks *	62,794	11,457,393

Roper Technologies	28,245	12,845,261

Synopsys *	43,476	16,143,508

		183,220,873

MATERIALS — 5.0%

Ashland	60,829	6,180,835

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

MATERIALS (continued)

Berry Global Group	116,674	$6,744,924

Crown Holdings	99,321	8,519,755

FMC	75,044	9,273,938

Livent *	207,410	4,531,908

		35,251,360

REAL ESTATE — 2.1%

SBA Communications, Cl A ‡	55,845	14,569,402

TOTAL COMMON STOCK (Cost $444,494,141)		681,250,579

CASH EQUIVALENT — 2.6%

First American Government Obligations Fund, Cl X, 4.720% (A)	18,130,658	18,130,658

TOTAL CASH EQUIVALENT (Cost $18,130,658)		18,130,658

TOTAL INVESTMENTS — 99.8%

(Cost $462,624,799)		$699,381,237

Percentages are based on Net Assets of $700,603,615.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

Cl — Class

PLC — Public Limited Company

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 63.3%	Shares	Value

COMMUNICATION SERVICES — 2.4%
Alphabet, Cl A *	142,450	$15,290,583

CONSUMER DISCRETIONARY — 4.3%
Amazon.com *	64,300	6,780,435
Home Depot	32,507	9,769,654
Service International	69,046	4,846,339
Vail Resorts	23,414	5,631,535

		27,027,963

CONSUMER STAPLES — 4.1%
Costco Wholesale	8,538	4,296,493
PepsiCo	59,126	11,286,562
Procter & Gamble	64,069	10,019,110

		25,602,165

ENERGY — 3.5%
Chevron	53,809	9,071,121
EQT	99,500	3,466,580
Pioneer Natural Resources	42,250	9,191,488

		21,729,189

FINANCIALS — 10.9%
Ares Capital	324,545	5,997,592
Ares Management, Cl A	84,951	7,440,858
Blue Owl Capital, Cl A	419,872	4,727,759
CME Group, Cl A	28,709	5,333,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS (continued)
Golub Capital BDC	387,119	$5,218,364
Hannon Armstrong Sustainable Infrastructure Capital ‡	52,008	1,475,987
JPMorgan Chase	71,538	9,889,413
S&P Global	21,397	7,758,124
US Bancorp	254,982	8,740,783
Visa, Cl A	50,932	11,853,404

		68,435,555

HEALTH CARE — 6.8%
Abbott Laboratories	31,000	3,424,570
Johnson & Johnson	64,386	10,539,988
Medtronic PLC	72,268	6,572,774
Novartis ADR	69,438	7,122,256
UnitedHealth Group	30,430	14,974,299

		42,633,887

INDUSTRIALS — 8.7%
Automatic Data Processing	26,853	5,907,660
IDEX	25,004	5,158,825
Lockheed Martin	18,935	8,794,361
Republic Services, Cl A	72,088	10,425,367
Rollins	149,250	6,305,812
Triton International	43,503	3,596,393
Union Pacific	35,078	6,864,765
United Parcel Service, Cl B	42,892	7,712,410

		54,765,593

INFORMATION TECHNOLOGY — 16.4%
Apple	172,168	29,213,466
Broadcom	18,809	11,783,838
Cisco Systems	135,081	6,382,577
Microchip Technology	140,036	10,221,228
Microsoft	119,358	36,673,939
QUALCOMM	71,052	8,298,874

		102,573,922

MATERIALS — 1.3%
Linde PLC	21,314	7,874,457

REAL ESTATE — 3.2%
Crown Castle ‡	20,178	2,483,710
Invitation Homes ‡	120,395	4,017,581
Prologis ‡	52,126	6,528,781
VICI Properties, Cl A ‡	130,541	4,430,562

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

REAL ESTATE (continued)
Weyerhaeuser ‡	80,014	$2,393,219

		19,853,853

UTILITIES — 1.7%
NextEra Energy	142,329	10,906,671

TOTAL COMMON STOCK (Cost $249,405,000)		396,693,838

CORPORATE OBLIGATIONS — 19.2%	Face Amount

COMMUNICATION SERVICES — 2.4%
Comcast
2.937%, 11/01/56	$6,111,000	4,062,649
Diamond Sports Group
5.375%, 08/15/26(A) (B)	4,500,000	303,750
Discovery Communications
3.800%, 03/13/24	3,150,000	3,102,516
T-Mobile USA
3.500%, 04/15/31	5,000,000	4,516,916
Verizon Communications
2.355%, 03/15/32	2,441,000	2,003,911
Warnermedia Holdings
3.428%, 03/15/24(A)	1,000,000	978,130

		14,967,872

CONSUMER DISCRETIONARY — 3.1%
Amazon.com
3.150%, 08/22/27	3,300,000	3,179,238
Ford Motor Credit
7.350%, 11/04/27	3,000,000	3,084,906
6.950%, 03/06/26	2,000,000	2,018,354
General Motors
6.800%, 10/01/27	2,500,000	2,642,358
Meritage Homes
3.875%, 04/15/29(A)	4,000,000	3,599,915
Newell Brands
4.700%, 04/01/26	5,000,000	4,775,000

		19,299,771

ENERGY — 1.8%
Cheniere Energy Partners
4.500%, 10/01/29	5,000,000	4,704,184
DCP Midstream Operating
6.750%, 09/15/37(A)	1,500,000	1,629,522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

ENERGY (continued)
Kinder Morgan MTN
7.800%, 08/01/31	$1,400,000	$1,600,684
Sabine Pass Liquefaction
5.750%, 05/15/24	1,250,000	1,250,064
5.625%, 03/01/25	2,000,000	2,009,837

		11,194,291

FINANCIALS — 6.4%
Ally Financial
2.200%, 11/02/28	5,000,000	4,072,096
Ares Capital
3.875%, 01/15/26	5,000,000	4,660,504
Bank of America
5.200%, ICE LIBOR USD 3 Month + 3.135%(C)(D)	2,000,000	1,986,000
3.950%, 04/21/25	5,750,000	5,617,220
Goldman Sachs Group
7.023%, ICE LIBOR USD 3 Month + 1.750%, 10/28/27(C)	3,000,000	3,052,456
1.217%, 12/06/23	4,000,000	3,905,952
JPMorgan Chase
7.879%, ICE LIBOR USD 3 Month + 2.580%(C)(D)	1,000,000	992,100
6.000%, ICE LIBOR USD 3 Month + 3.300%(C)(D)	1,500,000	1,486,500
5.000%, TSFR3M + 3.380%(C)(D)	2,000,000	1,916,732
OneMain Finance
3.500%, 01/15/27	3,000,000	2,562,360
PNC Financial Services Group
8.977%, ICE LIBOR USD 3 Month + 3.678%(C)(D)	2,500,000	2,487,917
Wells Fargo MTN
4.100%, 06/03/26	3,000,000	2,923,761
Western Union
2.850%, 01/10/25	4,500,000	4,309,199

		39,972,797

HEALTH CARE — 1.2%
AbbVie
4.250%, 11/21/49	3,500,000	3,067,991
HCA
5.375%, 02/01/25	3,050,000	3,051,507
5.000%, 03/15/24	1,250,000	1,244,124

		7,363,622

INDUSTRIALS — 0.9%
AerCap Ireland Capital DAC
3.000%, 10/29/28	1,000,000	870,618

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

CORPORATE OBLIGATIONS (continued)	Face Amount	Value

INDUSTRIALS (continued)
Northrop Grumman
4.030%, 10/15/47	$2,000,000	$1,723,828
Quanta Services
2.900%, 10/01/30	3,750,000	3,252,863

		5,847,309

INFORMATION TECHNOLOGY — 2.1%
Apple
3.850%, 08/04/46	3,000,000	2,684,702
Broadcom
3.469%, 04/15/34(A)	2,500,000	2,065,417
CommScope Technologies
6.000%, 06/15/25(A)	1,734,000	1,629,896
Kyndryl Holdings
2.050%, 10/15/26	1,000,000	876,332
Oracle
6.150%, 11/09/29	3,000,000	3,183,193
Salesforce
3.700%, 04/11/28	3,000,000	2,976,730

		13,416,270

MATERIALS — 0.3%
NOVA Chemicals
5.000%, 05/01/25(A)	2,000,000	1,940,696

REAL ESTATE — 1.0%
Boston Properties
2.750%, 10/01/26‡	1,000,000	891,369
Equinix
3.000%, 07/15/50‡	3,000,000	1,988,014
VICI Properties
5.125%, 05/15/32‡	4,000,000	3,817,346

		6,696,729

TOTAL CORPORATE OBLIGATIONS (Cost $135,119,839)		120,699,357

U.S. TREASURY OBLIGATIONS — 8.2%
U.S. Treasury Bonds
3.000%, 02/15/48	15,000,000	13,093,359
2.500%, 02/15/45	10,000,000	8,016,016

		21,109,375

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS (continued)	Face Amount	Value
U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28	$12,196,300	$11,750,214

U.S. Treasury Notes
2.000%, 08/15/25	10,000,000	9,579,297
1.625%, 05/15/31	10,000,000	8,765,625

		18,344,922

TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,240,806)		51,204,511

MORTGAGE-BACKED SECURITIES — 5.3%

AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.3%
FHLMC
5.000%, 03/01/38	9,433,864	9,469,702
1.500%, 06/01/31	7,136,509	6,570,584

FNMA
4.500%, 07/01/52	12,803,992	12,526,984
6.000%, 01/01/53	4,880,970	4,983,255

		33,550,525

TOTAL MORTGAGE-BACKED SECURITIES (Cost $33,514,208)		33,550,525

PREFERRED STOCK — 0.3%	Shares

FINANCIALS — 0.3%
Wells Fargo, 7.500% (D)	1,700	1,985,651

TOTAL PREFERRED STOCK (Cost $2,066,538)		1,985,651

CASH EQUIVALENT — 3.4%
First American Government Obligations Fund, Cl X, 4.720% (E)	21,077,229	21,077,229

TOTAL CASH EQUIVALENT (Cost $21,077,229)		21,077,229

TOTAL INVESTMENTS — 99.7% (Cost $497,423,620)		$625,211,111

WRITTEN OPTIONS — (0.0%)	Contracts	Value
TOTAL WRITTEN OPTIONS — 0.0% (Premiums Received $222,695)	(4,234)	$(310,946)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

Description	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.0%)
Call Options
Amazon*	(643)	$(6,780,435)	$125	05/19/23	$(5,144)
EQT Corp*	(995)	(3,466,580)	36	05/19/23	(77,610)
Google*	(1,424)	(15,285,216)	120	05/19/23	(18,512)
Pioneer Natural Resources Company*	(422)	(9,180,610)	240	05/19/23	(27,430)
Rollins, Inc.*	(750)	(3,168,750)	40	05/19/23	(182,250)

Total Written Options		$(37,881,591)			$(310,946)

Percentages are based on Net Assets of $627,141,011.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of April 30, 2023 was $12,147,326 which represents 1.9% of Net Assets.

(B)	Security in default on interest payments.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	The rate reported is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

BDC — Business Development Company

Cl — Class

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PLC — Public Limited Company

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND
APRIL 30, 2023 (Unaudited)

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$396,693,838	$—	$—	$396,693,838
Corporate Obligations	—	120,699,357	—	120,699,357
U.S. Treasury Obligations	—	51,204,511	—	51,204,511
Mortgage-Backed Securities	—	33,550,525	—	33,550,525
Preferred Stock	1,985,651	—	—	1,985,651
Cash Equivalent	21,077,229	—	—	21,077,229

Total Investments in Securities	$419,756,718	$205,454,393	$—	$625,211,111

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(310,946)	$—	$—	$(310,946)

Total Other Financial Instruments	$(310,946)	$—	$—	$(310,946)

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK** — 98.6%	Shares	Value

COMMUNICATION SERVICES — 3.2%

Live Nation Entertainment *	36,211	$2,454,381

Meta Platforms, Cl A *	13,799	3,316,176

		5,770,557

CONSUMER DISCRETIONARY — 9.9%

Amazon.com *	39,904	4,207,877

Chipotle Mexican Grill, Cl A *	2,699	5,580,506

MercadoLibre *	1,924	2,457,891

TJX	30,754	2,424,030

Ulta Beauty *	6,276	3,460,775

		18,131,079

CONSUMER STAPLES — 1.4%

Costco Wholesale	4,994	2,513,081

ENERGY — 2.1%

EOG Resources	32,476	3,879,908

FINANCIALS — 16.1%

Ares Management, Cl A	38,693	3,389,120

Blackstone, Cl A	59,712	5,334,073

Brown & Brown	73,423	4,727,707

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

FINANCIALS (continued)

Charles Schwab	34,622	$1,808,653

Goldman Sachs Group	6,361	2,184,622

Kinsale Capital Group	12,215	3,990,763

Morgan Stanley	15,046	1,353,689

S&P Global	18,282	6,628,687

		29,417,314

HEALTH CARE — 20.7%

AstraZeneca PLC ADR	49,990	3,660,268

Bio-Techne	16,869	1,347,496

Danaher	11,496	2,723,517

Edwards Lifesciences *	27,956	2,459,569

Elevance Health	5,091	2,385,897

Eli Lilly	15,883	6,287,444

ICON PLC *	16,113	3,104,814

IDEXX Laboratories *	7,767	3,822,607

Intuitive Surgical *	18,697	5,631,910

Zoetis, Cl A	36,538	6,422,650

		37,846,172

INDUSTRIALS — 9.8%

Cintas	8,118	3,699,941

CoStar Group *	54,610	4,202,239

L3Harris Technologies	10,292	2,008,484

Robert Half International	10,576	772,048

TransDigm Group *	6,234	4,769,010

United Rentals	6,644	2,399,215

		17,850,937

INFORMATION TECHNOLOGY — 28.9%

Adobe *	3,571	1,348,267

Advanced Micro Devices *	34,030	3,041,261

Amphenol, Cl A	41,910	3,162,948

Apple	16,174	2,744,404

ASML Holding, Cl G	2,120	1,350,143

Entegris	39,220	2,938,362

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK** (continued)	Shares	Value

INFORMATION TECHNOLOGY (continued)

Gartner *	5,240	$1,584,890

Intuit	3,410	1,513,869

Mastercard, Cl A	20,524	7,799,736

Microchip Technology	16,580	1,210,174

Microsoft	13,615	4,183,345

Monolithic Power Systems	8,061	3,723,940

NVIDIA	13,247	3,675,910

Palo Alto Networks *	52,258	9,534,995

Roper Technologies	10,884	4,949,826

		52,762,070

MATERIALS — 5.8%

Martin Marietta Materials	14,991	5,444,731

Sherwin-Williams	22,023	5,231,343

		10,676,074

REAL ESTATE — 0.7%

SBA Communications, Cl A ‡	5,294	1,381,152

TOTAL COMMON STOCK (Cost $123,392,599)		180,228,344

CASH EQUIVALENT — 1.8%

First American Government Obligations Fund, Cl X, 4.720% (A)	3,221,375	3,221,375

TOTAL CASH EQUIVALENT (Cost $3,221,375)		3,221,375

TOTAL INVESTMENTS — 100.4% (Cost $126,613,974)		$183,449,719

Percentages are based on Net Assets of $182,700,137.
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting periods.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS ALL CAP GROWTH FUND
APRIL 30, 2023 (Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.4%	Shares	Value

COMMUNICATION SERVICES — 1.5%

Comcast, Cl A	114,812	$4,749,773

CONSUMER DISCRETIONARY — 2.8%

Dick’s Sporting Goods	36,903	5,351,304

Home Depot	10,967	3,296,022

		8,647,326

ENERGY — 8.2%

Enterprise Products Partners	543,549	14,300,774

Magellan Midstream Partners	203,087	11,332,255

		25,633,029

FINANCIALS — 18.1%

AllianceBernstein Holding	104,046	3,637,448

Ares Management, Cl A	68,573	6,006,309

Blackstone, Cl A	119,512	10,676,007

Brookfield	180,080	5,845,397

Brookfield Asset Management, Cl A	45,020	1,510,421

Charles Schwab	105,369	5,504,477

CME Group, Cl A	60,312	11,204,160

Goldman Sachs Group	7,972	2,737,904

JPMorgan Chase	33,539	4,636,431

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FINANCIALS (continued)

Morgan Stanley	50,058	$4,503,718

		56,262,272

HEALTH CARE — 19.3%

Abbott Laboratories	113,111	12,495,372

AbbVie	27,250	4,118,020

AstraZeneca PLC ADR	184,900	13,538,378

Elevance Health	27,955	13,101,111

Eli Lilly	25,403	10,056,032

Johnson & Johnson	20,243	3,313,779

Merck	31,504	3,637,767

		60,260,459

INDUSTRIALS — 7.3%

Broadridge Financial Solutions	40,113	5,832,831

L3Harris Technologies	45,690	8,916,404

Parker-Hannifin	7,198	2,338,486

Robert Half International	40,525	2,958,325

Waste Management	15,771	2,618,775

		22,664,821

INFORMATION TECHNOLOGY — 15.4%

Accenture PLC, Cl A	9,003	2,523,451

Apple	71,763	12,176,746

International Business Machines	30,513	3,857,148

Microchip Technology	108,786	7,940,290

Microsoft	46,310	14,229,210

Texas Instruments	42,303	7,073,062

		47,799,907

REAL ESTATE — 12.6%

American Tower, Cl A ‡	53,511	10,937,113

Equinix ‡	7,112	5,149,657

Iron Mountain ‡	97,331	5,376,564

Prologis ‡	40,423	5,062,981

VICI Properties, Cl A ‡	368,817	12,517,649

		39,043,964

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS EQUITY INCOME FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UTILITIES — 10.2%

Brookfield Infrastructure Partners	255,638	$8,903,871

Brookfield Renewable Partners	358,294	11,107,114

NextEra Energy	63,070	4,833,054

NextEra Energy Partners	81,908	4,710,529

Xcel Energy	33,294	2,327,584

		31,882,152

TOTAL COMMON STOCK (Cost $230,083,720)		296,943,703

CASH EQUIVALENT — 4.5%
First American Government Obligations Fund, Cl X, 4.720% (A)	13,951,133	13,951,133

TOTAL CASH EQUIVALENT (Cost $13,951,133)		13,951,133

TOTAL INVESTMENTS — 99.9% (Cost $244,034,853)		$310,894,836

Percentages are based on Net Assets of $311,126,176.
‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of April 30, 2023, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
APRIL 30, 2023 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.1%	Shares	Value

AUSTRALIA — 3.0%

BHP Group	344,423	$10,221,606

Woodside Energy Group	170,869	3,877,071

		14,098,677

BRAZIL — 2.0%

MercadoLibre *	7,309	9,337,174

CANADA — 2.8%

Brookfield	178,036	5,779,048

Canadian National Railway	62,658	7,473,220

		13,252,268

CHINA — 7.1%

Alibaba Group Holding ADR *	74,691	6,325,581

Alibaba Group Holding *	311,000	3,288,398

Tencent Holdings	266,000	11,814,687

Yum China Holdings	199,165	12,184,914

		33,613,580

DENMARK — 1.4%

Vestas Wind Systems *	233,085	6,449,601

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

FRANCE — 6.6%

Air Liquide	68,667	$12,352,569

Airbus	55,812	7,815,641

LVMH Moet Hennessy Louis Vuitton	11,490	11,052,057

		31,220,267

GERMANY — 6.0%

HeidelbergCement	112,256	8,502,478

Siemens	62,165	10,246,834

Symrise, Cl A	78,170	9,444,733

		28,194,045

HONG KONG — 2.6%

AIA Group	1,113,000	12,117,315

INDIA — 3.0%

HDFC Bank ADR	202,168	14,111,326

IRELAND — 1.7%

ICON PLC *	42,116	8,115,332

ISRAEL — 0.9%

Check Point Software Technologies *	34,152	4,349,599

ITALY — 1.4%

Ferrari	23,558	6,564,420

JAPAN — 13.3%

Daikin Industries	44,000	7,991,767

FANUC	284,000	9,591,025

NIDEC	187,000	9,253,149

Shiseido	120,000	6,015,095

Sony Group	95,000	8,595,006

Sysmex	99,000	6,368,000

Tokio Marine Holdings	309,000	6,213,073

Toyota Motor	636,000	8,732,303

		62,759,418

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

MEXICO — 1.4%

Fomento Economico Mexicano ADR	67,132	$6,513,147

NETHERLANDS — 1.9%

ASML Holding	13,659	8,668,207

NORWAY — 1.5%

Equinor	237,913	6,849,762

SINGAPORE — 2.5%

DBS Group Holdings	478,000	11,811,363

SPAIN — 5.3%

Amadeus IT Group	185,721	13,053,454

Banco Santander	3,330,757	11,701,255

		24,754,709

SWEDEN — 2.8%

Assa Abloy, Cl B	324,277	7,726,224

Hexagon, Cl B	490,722	5,618,625

		13,344,849

SWITZERLAND — 7.8%

Alcon	121,708	8,862,332

Chubb	52,938	10,670,183

Julius Baer Group	87,482	6,268,628

Novartis	107,011	10,946,572

		36,747,715

TAIWAN — 1.5%

Taiwan Semiconductor Manufacturing ADR	85,670	7,221,981

UNITED KINGDOM — 19.0%

AstraZeneca PLC	83,722	12,320,829

BAE Systems PLC	910,633	11,601,497

Compass Group PLC	448,886	11,842,092

Diageo PLC	193,277	8,816,580

InterContinental Hotels Group PLC	148,118	10,184,145

Lloyds Banking Group PLC	15,175,776	9,219,651

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
APRIL 30, 2023 (Unaudited)

COMMON STOCK (continued)	Shares	Value

UNITED KINGDOM (continued)

London Stock Exchange Group PLC	123,049	$12,919,368

Shell PLC	401,293	12,331,050

		89,235,212

UNITED STATES — 1.6%

Euronet Worldwide *	68,893	7,629,211

TOTAL COMMON STOCK

(Cost $422,356,901)		456,959,178

CASH EQUIVALENT — 2.6%

First American Government Obligations Fund, Cl X, 4.720% (A)	12,308,730	12,308,730

TOTAL CASH EQUIVALENT

(Cost $12,308,730)		12,308,730

TOTAL INVESTMENTS — 99.7%

(Cost $434,665,631)		$469,267,908

Percentages are based on Net Assets of $470,863,662.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of April 30, 2023.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND
APRIL 30, 2023 (Unaudited)

The following is a summary of the level of inputs used as of April 30, 2023, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$14,098,677	$—	$14,098,677
Brazil	9,337,174	—	—	9,337,174
Canada	13,252,268	—	—	13,252,268
China	18,510,495	15,103,085	—	33,613,580
Denmark	—	6,449,601	—	6,449,601
France	—	31,220,267	—	31,220,267
Germany	—	28,194,045	—	28,194,045
Hong Kong	—	12,117,315	—	12,117,315
India	14,111,326	—	—	14,111,326
Ireland	8,115,332	—	—	8,115,332
Israel	4,349,599	—	—	4,349,599
Italy	—	6,564,420	—	6,564,420
Japan	—	62,759,418	—	62,759,418
Mexico	6,513,147	—	—	6,513,147
Netherlands	—	8,668,207	—	8,668,207
Norway	—	6,849,762	—	6,849,762
Singapore	—	11,811,363	—	11,811,363
Spain	—	24,754,709	—	24,754,709
Sweden	—	13,344,849	—	13,344,849
Switzerland	10,670,183	26,077,532	—	36,747,715
Taiwan	7,221,981	—	—	7,221,981
United Kingdom	—	89,235,212	—	89,235,212
United States	7,629,211	—	—	7,629,211

Total Common Stock	99,710,716	357,248,462	—	456,959,178

Cash Equivalent	12,308,730	—	—	12,308,730

Total Investments in Securities	$112,019,446	$357,248,462	$—	$469,267,908

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund

Assets:

Investments at Value (Cost $784,724,680, $462,624,799 and $497,423,620, respectively)	$1,455,985,335	$699,381,237	$625,211,111

Cash	137,773	–	86,538

Receivable for Investment Securities Sold	5,813,744	–	–

Receivable for Capital Shares Sold	1,270,215	1,626,464	573,516

Dividends and Interest Receivable	720,179	76,620	1,885,750

Cash Collateral Held at Prime Broker for Written Options	–	–	157,638

Reclaim Receivable	58,023	3,669	93,272

Prepaid Expenses	35,224	14,238	13,764

Total Assets	1,464,020,493	701,102,228	628,021,589

Liabilities:

Written Equity Options, at value (Premiums Received $—, $— and $222, 695, respectively)	–	–	310,946

Payable for Investment Securities Purchased	4,916,646	–	–

Payable for Capital Shares Redeemed	599,676	2,441	200,234

Payable Due to Adviser	772,047	431,345	306,711

Payable Due to Administrator	56,373	27,309	24,272

Chief Compliance Officer Fees Payable	5,023	2,022	1,709

Other Accrued Expenses	58,271	35,496	36,706

Total Liabilities	6,408,036	498,613	880,578

Net Assets	$1,457,612,457	$700,603,615	$627,141,011

Net Assets Consist of:

Paid-in Capital	$743,237,425	$459,773,401	$497,519,395

Total Distributable Earnings	714,375,032	240,830,214	129,621,616

Net Assets	$1,457,612,457	$700,603,615	$627,141,011

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	56,999,937	40,649,951	44,472,351

Net Asset Value, Offering and Redemption Price Per Share	$25.57	$17.24	$14.10

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
APRIL 30, 2023 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund

Assets:

Investments at Value (Cost $126,613,974, $244,034,853 and $434,665,631, respectively)	$183,449,719	$310,894,836	$469,267,908

Cash	–	33,539	–

Receivable for Investment Securities Sold	376,666	–	–

Receivable for Capital Shares Sold	143,400	72,985	2,300,828

Dividends and Interest Receivable	91,218	570,141	1,572,320

Reclaim Receivable	4,428	16,616	789,249

Prepaid Expenses	11,288	27,392	12,732

Total Assets	184,076,719	311,615,509	473,943,037

Liabilities:

Payable for Investment Securities Purchased	1,070,617	–	726,720

Payable for Capital Shares Redeemed	154,378	249,259	2,365

Payable Due to Adviser	122,056	203,596	310,778

Payable Due to Administrator	7,068	12,084	17,996

Chief Compliance Officer Fees Payable	38	477	806

Foreign Currency Payable at Value (Cost $–, $– and $1,972,677, respectively)	–	–	1,972,869

Other Accrued Expenses	22,425	23,917	47,841

Total Liabilities	1,376,582	489,333	3,079,375

Net Assets	$182,700,137	$311,126,176	$470,863,662

Net Assets Consist of:

Paid-in Capital	$123,938,654	$249,284,591	$450,062,260

Total Distributable Earnings	58,761,483	61,841,585	20,801,402

Net Assets	$182,700,137	$311,126,176	$470,863,662

Institutional Class Shares:

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,550,290	6,438,317	39,079,196

Net Asset Value, Offering and Redemption Price Per Share	$27.89	$48.32	$12.05

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas Disciplined Equity Fund	CIBC Atlas Mid Cap Equity Fund	CIBC Atlas Income Opportunities Fund

Investment Income:

Dividends	$12,715,661	$2,887,154	$5,955,783

Interest	—	—	3,740,688

Less: Foreign Taxes Withheld	—	(5,121)	(36,441)

Total Investment Income	12,715,661	2,882,033	9,660,030

Expenses:

Investment Advisory Fees	4,642,150	2,582,442	1,834,016

Administration Fees	341,271	164,634	146,152

Trustees’ Fees	27,373	13,039	11,706

Chief Compliance Officer Fees	4,539	2,315	2,087

Transfer Agent Fees	46,952	28,967	27,411

Custodian Fees	28,761	13,545	12,996

Legal Fees	22,511	10,750	9,619

Registration and Filing Fees	18,920	15,823	16,382

Printing Fees	15,297	7,231	6,448

Audit Fees	12,178	12,178	13,371

Other Expenses	26,537	13,658	15,520

Total Expenses	5,186,489	2,864,582	2,095,708

Less:

Fees Paid Indirectly (Note 4)	(4,980)	(1,867)	(1,611)

Net Expenses	5,181,509	2,862,715	2,094,097

Net Investment Income	7,534,152	19,318	7,565,933

Net Realized Gain/(Loss) on:

Investments	40,700,749	6,243,802	5,297,182

Written Equity Options	—	—	862,230

Net Realized Gain/(Loss)	40,700,749	6,243,802	6,159,412

Net Change in Unrealized Appreciation/(Depreciation) on:

Investments	32,380,710	22,800,942	29,108,503

Written Equity Options	—	—	(88,251)

Net Change in Unrealized Appreciation	32,380,710	22,800,942	29,020,252

Net Realized and Unrealized Gain	73,081,459	29,044,744	35,179,664

Net Increase in Net Assets Resulting from Operations	$80,615,611	$29,064,062	$42,745,597

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS
FOR THE PERIOD ENDED
APRIL 30, 2023 (Unaudited)

STATEMENTS OF OPERATIONS

	CIBC Atlas All Cap Growth Fund	CIBC Atlas Equity Income Fund	CIBC Atlas International Growth Fund

Investment Income:

Dividends	$1,079,266	$4,844,442	$5,987,095

Less: Foreign Taxes Withheld	(468)	(36,204)	(400,206)

Total Investment Income	1,078,798	4,808,238	5,586,889

Expenses:

Investment Advisory Fees	757,462	1,221,945	1,645,660

Administration Fees	44,170	73,032	95,937

Trustees’ Fees	3,663	5,731	7,156

Chief Compliance Officer Fees	793	1,162	1,459

Transfer Agent Fees	20,977	22,172	21,875

Registration and Filing Fees	13,673	17,747	16,816

Audit Fees	12,178	12,178	13,371

Custodian Fees	4,021	5,980	39,473

Legal Fees	2,967	4,763	5,960

Printing Fees	1,894	3,210	4,255

Interest Expense	310	—	862

Other Expenses	4,417	6,335	7,782

Total Expenses	866,525	1,374,255	1,860,606

Less:

Advisory Fee Waiver (Note 5)	—	—	(4,634)

Fees Paid Indirectly (Note 4)	(3,866)	(2,813)	(1,204)

Net Expenses	862,659	1,371,442	1,854,768

Net Investment Income	216,139	3,436,796	3,732,121

Net Realized Gain/(Loss) on:

Investments	1,856,905	(4,588,929)	(1,931,690)

Foreign Currency Transactions	—	—	(95,351)

Net Realized Gain/(Loss)	1,856,905	(4,588,929)	(2,027,041)

Net Change in Unrealized Appreciation/(Depreciation) on:

Investments	5,052,208	9,145,426	78,622,001

Foreign Currency Translation	—	—	62,095

Net Change in Unrealized Appreciation	5,052,208	9,145,426	78,684,096

Net Realized and Unrealized Gain	6,909,113	4,556,497	76,657,055

Net Increase in Net Assets Resulting from Operations	$7,125,252	$7,993,293	$80,389,176

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Disciplined Equity Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Income	$7,534,152	$11,558,816

Net Realized Gain	40,700,749	43,727,991

Net Change in Unrealized Appreciation (Depreciation)	32,380,710	(347,510,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	80,615,611	(292,223,868)

Distributions:

Institutional Class Shares	(56,757,459)	(123,046,283)

Total Distributions	(56,757,459)	(123,046,283)

Capital Share Transactions:

Institutional Class Shares

Issued	48,072,129	120,263,532

Reinvestment of Dividends and Distributions	55,814,926	122,653,036

Redeemed	(119,958,803)	(189,794,002)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(16,071,748)	53,122,566

Total Increase (Decrease) in Net Assets	7,786,404	(362,147,585)

Net Assets:

Beginning of Period	1,449,826,053	1,811,973,638

End of Period	$1,457,612,457	$1,449,826,053

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Mid Cap Equity Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Income (Loss)	$19,318	$(2,102,616)

Net Realized Gain	6,243,802	10,427,907

Net Change in Unrealized Appreciation (Depreciation)	22,800,942	(204,787,765)

Net Increase (Decrease) in Net Assets Resulting from Operations	29,064,062	(196,462,474)

Distributions:

Institutional Class Shares	(10,361,737)	(91,134,908)

Total Distributions	(10,361,737)	(91,134,908)

Capital Share Transactions:

Institutional Class Shares

Issued	41,825,916	84,336,573

Reinvestment of Dividends and Distributions	10,311,765	90,705,196

Redeemed	(51,892,773)	(155,924,314)

Net Increase in Net Assets from Capital Share Transactions	244,908	19,117,455

Total Increase (Decrease) in Net Assets	18,947,233	(268,479,927)

Net Assets:

Beginning of Period	681,656,382	950,136,309

End of Period	$700,603,615	$681,656,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Income Opportunities Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Income	$7,565,933	$12,928,504

Net Realized Gain (Loss)	6,159,412	(3,823,907)

Net Change in Unrealized Appreciation (Depreciation)	29,020,252	(94,508,707)

Net Increase (Decrease) in Net Assets Resulting from Operations	42,745,597	(85,404,110)

Distributions:

Institutional Class Shares	(7,326,295)	(27,938,985)

Total Distributions	(7,326,295)	(27,938,985)

Capital Share Transactions:

Institutional Class Shares

Issued	24,171,276	91,409,407

Reinvestment of Dividends and Distributions	7,256,152	27,757,013

Redeemed	(48,999,478)	(68,702,598)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(17,572,050)	50,463,822

Total Increase (Decrease) in Net Assets	17,847,252	(62,879,273)

Net Assets:

Beginning of Period	609,293,759	672,173,032

End of Period	$627,141,011	$609,293,759

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas All Cap Growth Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Income (Loss)	$216,139	$(188,215)

Net Realized Gain	1,856,905	11,595,478

Net Change in Unrealized Appreciation (Depreciation)	5,052,208	(91,098,256)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,125,252	(79,690,993)

Distributions:

Institutional Class Shares	(11,625,315)	(32,006,452)

Total Distributions	(11,625,315)	(32,006,452)

Capital Share Transactions:

Institutional Class Shares

Issued	7,815,728	26,549,915

Reinvestment of Dividends and Distributions	11,474,279	31,719,169

Redeemed	(35,097,109)	(55,683,174)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,807,102)	2,585,910

Total Decrease in Net Assets	(20,307,165)	(109,111,535)

Net Assets:

Beginning of Period	203,007,302	312,118,837

End of Period	$182,700,137	$203,007,302

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas Equity Income Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Income	$3,436,796	$3,882,665

Net Realized Gain (Loss)	(4,588,929)	5,828,383

Net Change in Unrealized Appreciation (Depreciation)	9,145,426	(42,840,247)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,993,293	(33,129,199)

Distributions

Institutional Shares	(7,269,926)	(16,106,066)

Total Distributions	(7,269,926)	(16,106,066)

Capital Share Transactions:

Institutional Shares

Issued	40,401,883	155,532,036

Reinvestment of Dividends and Distributions	6,683,161	15,769,034

Redeemed	(46,177,573)	(32,868,125)

Net Increase in Net Assets from Capital Share Transactions	907,471	138,432,945

Total Increase in Net Assets	1,630,838	89,197,680

Net Assets:

Beginning of Period	309,495,338	220,297,658

End of Period	$311,126,176	$309,495,338

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CIBC Atlas International Growth Fund
	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022

Operations:

Net Investment Income	$3,732,121	$5,573,237

Net Realized Loss	(2,027,041)	(15,121,422)

Net Change in Unrealized Appreciation (Depreciation)	78,684,096	(99,722,313)

Net Increase (Decrease) in Net Assets Resulting from Operations	80,389,176	(109,270,498)

Distributions:

Institutional Class Shares	(5,493,762)	(7,966,275)

Total Distributions	(5,493,762)	(7,966,275)

Capital Share Transactions:

Institutional Class Shares

Issued	103,474,415	110,842,357

Reinvestment of Dividends and Distributions	5,380,714	7,942,446

Redeemed	(46,856,642)	(82,973,294)

Net Increase in Net Assets from Capital Share Transactions	61,998,487	35,811,509

Total Increase (Decrease) in Net Assets	136,893,901	(81,425,264)

Net Assets:

Beginning of Period	333,969,761	415,395,025

End of Period	$470,863,662	$333,969,761

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS DISCIPLINED
EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,
	Ended April
	30, 2023
Institutional Class Shares	(Unaudited)	2022	2021	2020	2019	2018(1)

Net Asset Value, Beginning of Period/Year	$25.18	$32.36	$23.69	$21.81	$20.76	$18.76

Income from Investment Operations:

Net Investment Income*	0.13	0.20	0.15	0.17	0.34	0.16

Net Realized and Unrealized Gain (Loss)	1.25	(5.18)	9.19	2.18	2.29	2.36

Total from Investment Operations	1.38	(4.98)	9.34	2.35	2.63	2.52

Dividends and Distributions:

Net Investment Income	(0.22)	(0.15)	(0.16)	(0.18)	(0.32)	(0.16)

Net Realized Gains	(0.77)	(2.05)	(0.51)	(0.29)	(1.26)	(0.36)

Total Dividends and Distributions	(0.99)	(2.20)	(0.67)	(0.47)	(1.58)	(0.52)

Net Asset Value, End of Period/Year	$25.57	$25.18	$32.36	$23.69	$21.81	$20.76

Total Return †	5.77%	(16.61)%	40.11%	10.89%	14.55%	13.61%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$1,457,612	$1,449,826	$1,811,974	$1,319,591	$1,190,278	$1,007,224

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.73%**	0.72%	0.72%	0.74%	0.75%	0.76%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.73%**	0.72%	0.72%	0.74%	0.75%	0.76%

Ratio of Net Investment Income to Average Net Assets	1.06%**	0.72%	0.54%	0.74%	1.68%	0.78%

Portfolio Turnover Rate	6%***	13%	19%	19%	13%	19%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	On June 25, 2018, the name of the AT Disciplined Equity Fund changed to CIBC Atlas Disciplined Equity Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS MID CAP EQUITY
FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,
	Ended April
	30, 2023
Institutional Class Shares	(Unaudited)	2022	2021	2020	2019	2018(1)

Net Asset Value, Beginning of Period/Year	$16.78	$23.66	$17.34	$16.27	$13.85	$13.28

Income from Investment Operations:

Net Investment Loss*	—	(0.05)	(0.09)	(0.02)	(0.01)	(0.02)

Net Realized and Unrealized Gain (Loss)	0.72	(4.55)	6.91	1.09	2.43	0.59

Total from Investment Operations	0.72	(4.60)	6.82	1.07	2.42	0.57

Dividends and Distributions:

Net Realized Gains	(0.26)	(2.28)	(0.50)	—	—	—

Total Dividends and Distributions	(0.26)	(2.28)	(0.50)	—	—	—

Net Asset Value, End of Period/Year	$17.24	$16.78	$23.66	$17.34	$16.27	$13.85

Total Return †	4.36%	(21.53)%	39.86%	6.58%	17.47%	4.29%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$700,604	$681,656	$950,136	$714,895	$727,278	$607,572

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.83%**	0.83%	0.83%	0.84%	0.84%	0.85%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.83%**	0.83%	0.83%	0.84%	0.84%	0.85%

Ratio of Net Investment Income to Average Net Assets	0.01%**	(0.27)%	(0.41)%	(0.14)%	(0.09)%	(0.16)%

Portfolio Turnover Rate	8%***	20%	26%	25%	18%	9%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	On June 25, 2018, the name of the AT Mid Cap Equity Fund changed to CIBC Atlas Mid Cap Equity Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INCOME
OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,
	Ended April
	30, 2023
Institutional Class Shares	(Unaudited)	2022	2021	2020	2019	2018(1)

Net Asset Value, Beginning of Period/ Year	$13.31	$15.81	$12.72	$12.38	$11.26	$11.04

Income from Investment Operations:

Net Investment Income*	0.17	0.29	0.26	0.26	0.29	0.28

Net Realized and Unrealized Gain (Loss)	0.78	(2.15)	3.09	0.35	1.16	0.23

Total from Investment Operations	0.95	(1.86)	3.35	0.61	1.45	0.51

Dividends and Distributions:

Net Investment Income	(0.16)	(0.30)	(0.26)	(0.27)	(0.28)	(0.29)

Net Realized Gains	—	(0.34)	—	—	(0.05)	—

Total Dividends and Distributions	(0.16)	(0.64)	(0.26)	(0.27)	(0.33)	(0.29)

Net Asset Value, End of Period/Year	$14.10	$13.31	$15.81	$12.72	$12.38	$11.26

Total Return †	7.21%	(12.21)%	26.51%	5.07%	13.14%	4.60%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$627,141	$609,294	$672,173	$508,104	$471,877	$329,434

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.69%**	0.69%	0.68%	0.69%	0.70%	0.71%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.69%**	0.69%	0.68%	0.69%	0.70%	0.71%

Ratio of Net Investment Income to Average Net Assets	2.48%**	1.98%	1.78%	2.06%	2.45%	2.49%

Portfolio Turnover Rate	11%***	20%	19%	21%	15%	25%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	On June 25, 2018, the name of the AT Income Opportunities Fund changed to CIBC Atlas Income Opportunities Fund. See Note 1 in Notes to Financial Statements.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months	Year Ended October 31,				Period
	Ended April					Ended	Year Ended
	30, 2023					October 31,	August 31,
Institutional Class Shares	(Unaudited)	2022	2021	2020	2019	2018(1)	2018 (2)

Net Asset Value, Beginning of Period/ Year	$28.63	$43.08	$33.85	$30.40	$30.98	$34.57	$28.28

Income (Loss) from Investment Operations:

Net Investment Income (Loss)*	0.03	(0.02)	(0.14)	(0.20)	(0.21)	(0.05)	(0.22)

Net Realized and Unrealized Gain (Loss)	1.01	(10.02)	12.12	6.59	4.40	(3.54)	9.56

Total from Investment Operations	1.04	(10.04)	11.98	6.39	4.19	(3.59)	9.34

Dividends and Distributions:

Net Realized Gains	(1.78)	(4.41)	(2.75)	(2.94)	(4.77)	—	(3.05)

Total Dividends and Distributions	(1.78)	(4.41)	(2.75)	(2.94)	(4.77)	—	(3.05)

Redemption Fees ( Note 2)	—	—	—	—	—	—	0.00(3)

Net Asset Value, End of Period/Year	$27.89	$28.63	$43.08	$33.85	$30.40	$30.98	$34.57

Total Return †	4.12%	(26.01)%	37.35%	22.71%	18.51%	(10.38)%	35.54%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$182,700	$203,007	$312,119	$210,258	$186,008	$166,180	$187,736

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.93%**	0.92%	0.96%‡	1.10%‡	1.10%‡	1.10%**‡(4)	1.10%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.93%**	0.92%	0.92%	0.94%	0.95%	0.92%**(4)	1.15%

Ratio of Net Investment Income to Average Net Assets (Including Waivers)	0.23%**	(0.07)%	(0.37)%	(0.66)%	(0.72)%	(0.88)%**	(0.72)%

Portfolio Turnover Rate	29%***	57%	66%	49%	56%	4%***	50%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
ALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas All Cap Growth Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the All Cap Growth Fund (the “Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Class R and Class I shares of the All Cap Growth Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of The Advisors’ Inner Circle Fund AT All Cap Growth Fund. Information presented prior to February 12, 2018 is that of the Predecessor Fund. On June 25, 2018, the name of the AT All Cap Growth Fund changed to CIBC Atlas All Cap Growth Fund. See Note 1 in Notes to Financial Statements.

(3)	Less than $0.005 per share.
(4)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Period or Year

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,				Period Ended October 31, 2018 (1)	Year Ended August 31, 2018 (2)

Institutional Class Shares		2022	2021	2020	2019

Net Asset Value, Beginning of Period/ Year	$48.27	$58.99	$43.35	$43.60	$38.44	$40.60	$36.55

Income (Loss) from Investment Operations:

Net Investment Income*	0.53	0.78	0.42	0.32	0.22	—	0.30

Net Realized and Unrealized Gain (Loss)	0.67	(7.52)	18.46	1.19	7.19	(2.10)	5.35

Total from Investment Operations	1.20	(6.74)	18.88	1.51	7.41	(2.10)	5.65

Dividends and Distributions:

Net Investment Income	(0.47)	(0.89)	(0.71)	(0.48)	(0.37)	(0.06)	(0.81)

Net Realized Gains	(0.68)	(3.09)	(2.53)	(1.28)	(1.88)	—	(0.79)

Total Dividends and Distributions	(1.15)	(3.98)	(3.24)	(1.76)	(2.25)	(0.06)	(1.60)

Redemption Fees ( Note 2)	—	—	—	—	—	—	—

Net Asset Value, End of Period/Year	$48.32	$48.27	$58.99	$43.35	$43.60	$38.44	$40.60

Total Return †	2.62%	(12.16)%	45.57%	3.45%	20.94%	(5.19)%	15.88%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$311,126	$309,495	$220,298	$133,560	$136,194	$111,468	$115,914

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.90%**	0.90%	0.95%‡	1.10%‡	1.10%‡	1.10%**‡(3)	1.10%

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.90%**	0.90%	0.91%	0.94%	0.95%	0.90%**(3)	1.18%

Ratio of Net Investment Income to Average Net Assets (Including Waivers)	2.25%**	1.51%	0.81%	0.74%	0.55%	(0.02)%**	0.79%

Portfolio Turnover Rate	17%***	23%	30%	30%	23%	3%***	30%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS
EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized
(1)

For the period September 1, 2018 to October 31, 2018. Effective February 27, 2018, the CIBC Atlas Equity Income Fund changed its fiscal year end to October 31, 2018. See Note 1 in Notes to Financial Statements.

(2)

On February 12, 2018, the Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund”) was reorganized into The Advisors’ Inner Circle Fund AT Equity Income Fund (the “AT Equity Income Fund”). Class R and Class I shares of the Equity Income Predecessor Fund were exchanged on a tax-free basis for Institutional Class shares of the AT Equity Income Fund. Information presented prior to February 12, 2018 is that of the Equity Income Predecessor Fund. On June 25, 2018, the name of the AT Equity Income Fund changed to CIBC Atlas Equity Income Fund. See Note 1 in Notes to Financial Statements.

(3)	The Ratio of Expenses to Average Net Assets includes the effects of fees paid indirectly. If these expense offsets were excluded, the ratios would have been the same.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CIBC ATLAS INTERNATIONAL
GROWTH FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period or Year

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,			Period Ended October 31, 2019(1)

Institutional Class Shares		2022	2021	2020

Net Asset Value, Beginning of Period/Year	$9.85	$13.34	$10.66	$10.38	$10.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.11	0.17	0.07	0.06	0.03

Net Realized and Unrealized Gain (Loss)	2.26	(3.41)	2.64	0.24	0.35

Total from Investment Operations	2.37	(3.24)	2.71	0.30	0.38

Dividends and Distributions:

Net Investment Income	(0.17)	(0.04)	(0.03)	(0.01)	—

Net Realized Gains	—	(0.21)	—	(0.01)	—

Total Dividends and Distributions	(0.17)	(0.25)	(0.03)	(0.02)	—

Net Asset Value, End of Period/Year	$12.05	$9.85	$13.34	$10.66	$10.38

Total Return †	24.19%	(24.69)%	25.46%	2.81%	3.80%

Ratios and Supplemental Data

Net Assets, End of Period/Year (Thousands)	$470,864	$333,970	$415,395	$197,524	$53,911

Ratio of Expenses to Average Net Assets (Including Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	0.94%	1.12%‡	1.21%**

Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.92%**	0.94%	0.94%	1.07%	1.74%**

Ratio of Net Investment Income to Average Net Assets	1.86%**	1.44%	0.53%	0.60%	0.65%**

Portfolio Turnover Rate	9%***	14%	13%	10%	6%***

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

(1)	The Fund commenced operations on May 31, 2019.
†

Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

‡	Ratio includes previously waived advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
*	Per share calculations were performed using average shares for the period.
**	Annualized
***	Not Annualized

The accompanying notes are an integral part of the financial statements.

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APRIL 30, 2023
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 28 funds. The financial statements herein are those of the CIBC Atlas Disciplined Equity Fund (the “Disciplined Equity Fund”), CIBC Atlas Mid Cap Equity Fund (the “Mid Cap Equity Fund”), CIBC Atlas Income Opportunities Fund (the “Income Opportunities Fund”), CIBC Atlas All Cap Growth Fund (the “All Cap Growth Fund”), CIBC Atlas Equity Income Fund (the “Equity Income Fund”), and the CIBC Atlas International Growth Fund (the “International Growth Fund”), (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of the Disciplined Equity Fund is to seek long-term capital appreciation and, secondarily, current income by investing primarily in equity securities of U.S. and foreign issuers. The investment objective of the Mid Cap Equity Fund is to seek long-term capital appreciation by investing primarily (at least 80% of its net assets) in equity securities of mid-capitalization companies. The investment objective of the Income Opportunities Fund is to seek current income and long-term capital appreciation by investing primarily (at least 80% of its net assets) in income producing securities. The investment objective of the All Cap Growth Fund is to seek long-term capital appreciation by investing primarily in equity securities of U.S. companies. The investment objective of the Equity Income Fund is to seek current income, and secondarily, modest capital appreciation by investing primarily (at least 80% of its net assets) in equity securities. The investment objective of the International Growth Fund is to seek long-term capital appreciation by investing primarily in common stocks of U.S. issuers and common stocks and American Depositary Receipts (“ADRs”) of foreign issuers. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

On January 26, 2018, the shareholders of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Predecessor Fund”) and Geneva Advisors Equity Income Fund (the “Equity Income Predecessor Fund” and, together with the All Cap Growth Predecessor Fund, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for

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APRIL 30, 2023
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the acquisition of all the assets and assumption of all the liabilities of the Predecessor Funds in exchange for Institutional Class Shares of the AT All Cap Growth Fund and the AT Equity Income Fund on February 12, 2018 in a tax-free transaction. The All Cap Growth Fund and the Equity Income Fund had no operations prior to the Reorganization. The Predecessor Funds were managed by Geneva Advisors, LLC prior to its acquisition by AT Investment Advisers, Inc. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the All Cap Growth Fund and the Equity Income Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Funds prior to February 12, 2018.

Effective June 25, 2018, the name of the AT Disciplined Equity Fund, AT Mid Cap Equity Fund, AT Income Opportunities Fund, AT All Cap Growth Fund and AT Equity Income Fund changed to CIBC Atlas Disciplined Equity Fund, CIBC Atlas Mid Cap Equity Fund, CIBC Atlas Income Opportunities Fund, CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund, respectively. Each Fund’s name change had no impact on the Funds’ operations or investment objectives.

Effective June 25, 2018, AT Investment Advisers, Inc. changed its name to CIBC Private Wealth Advisors, Inc. The name change had no impact to the management or operations of the Funds.

At a meeting held on February 27, 2018, the Board of Trustees of The Advisors’ Inner Circle Fund approved a change in the fiscal year end from August 31st to October 31st for the CIBC Atlas All Cap Growth Fund and CIBC Atlas Equity Income Fund. The change in fiscal year end was effective on October 31, 2018.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during

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APRIL 30, 2023
(Unaudited)

the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Investment companies held in the Funds’ portfolios are valued at the published net asset value.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options

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and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”).

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

Rule 2a-5 under the 1940 Act, permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees designated the Adviser as the Board’s valuation designee to perform fair value determinations for the Funds through a Fair Value Committee established by the Adviser and approved the Adviser’s Fair Value Procedures for the Funds.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2023, there were no securities which were fair valued by the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices

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APRIL 30, 2023
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(unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period or year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

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APRIL 30, 2023
(Unaudited)

As of and during the period ended April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2023, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Interest income is recognized on the accrual basis from settlement date. Purchase discounts and premiums on debt securities are accreted and amortized to maturity and included in interest income.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

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APRIL 30, 2023
(Unaudited)

Options Written/Purchased — The Income Opportunities Fund invests in financial options contracts to add return or to economically hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

For the period ended April 30, 2023, the average quarterly balances for written options were as follows:

Average Market Value Balance Short for Written Options:	$662,323

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Net realized and unrealized gains or losses associated with written equity options are reported on the Statement of Operations as net realized gain or loss

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on written equity options and net change in unrealized depreciation or appreciation on written equity options. Written options transactions entered into during the period ended April 30, 2023, are subject to equity risk.

Master Limited Partnerships (“MLPs”) — The Funds may invest in MLPs. MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of their net investment income, if any, at least annually. For each Fund, any net realized capital gains, if any, are distributed annually. All distributions are recorded on ex-dividend date.

Redemption Fees — Prior to February 12, 2018, the All Cap Growth Fund and Equity Income Fund imposed a 2.00% redemption fee on the current value of shares redeemed less than 60 days from the date of purchase.

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After February 12, 2018, no redemption fee was charged. The redemption fee was recorded as an increase to paid-in capital. The redemption fees retained by the Funds are reported on the Statements of Changes in Net Assets.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2023, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund and International Growth Fund incurred $341,271, $164,634, $146,152, $44,170, $73,032 and $95,937 respectively, for these services.

SS&C GIDS, Inc. (formerly known as DST Systems, Inc.) serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. For the period ended April 30, 2023, the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities, All Cap Growth Fund, Equity Income Fund and International Growth Fund earned credits of $4,980, $1,867, $1,611, $3,866, $2,813 and $1,204, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

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U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, CIBC Private Wealth Advisors, Inc. (the “Adviser”) provides investment advisory services to the Disciplined Equity Fund at a fee, which is calculated daily and paid monthly at the following rates based on the average daily net assets of the Disciplined Equity Fund: 0.695% of the first $250 million, 0.670% of the next $250 million, 0.645% of the next $500 million, 0.620% of the next $1.5 billion, 0.595% of the next $2.5 billion, 0.570% of the next $2.5 billion, 0.545% of the next $2.5 billion and 0.520% of any amount above $10 billion.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Mid Cap Equity Fund, 0.60% of the average daily net assets of the Income Opportunities Fund, 0.82% of the average daily net assets of the All Cap Growth Fund, 0.80% of the average daily net assets of the Equity Income Fund and 0.82% of the average daily net assets of the International Growth Fund.

The Adviser contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the total annual Fund operating expenses (excluding 12b-1 fees, shareholder servicing fees, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively “excluded expenses”) from exceeding 0.80%, 1.00%, 0.85%, 1.10%, 1.10%, and 1.21% of the average daily net assets of the Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, and International Growth Fund, respectively, until February 28, 2024. Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2023. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below a Fund’s expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its (or, with respect to the All Cap Growth Fund and Equity Income Fund) prior fee reductions or expense reimbursements made during the preceding three-

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year period during which this agreement was in place. This agreement may be terminated at any time. As of April 30, 2023, there are no previously waived fees that are eligible to be recaptured from the Funds.

6. Capital Share Transactions:

	Disciplined Equity Fund
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	1,920,507	48,072,129	4,378,552	120,263,532
Reinvestment of Dividends and Distributions	2,315,195	55,814,926	3,985,227	122,653,036

Redeemed	(4,821,491)	(119,958,803)	(6,778,531)	(189,794,002)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(585,789)	(16,071,748)	1,585,248	53,122,566

	Mid Cap Equity Fund
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	2,439,270	41,825,916	4,654,197	84,336,573
Reinvestment of Dividends and Distributions	631,848	10,311,765	4,234,603	90,705,196
Redeemed	(3,037,614)	(51,892,773)	(8,428,987)	(155,924,314)

Net Increase in Shares Outstanding from Share Transactions	33,504	244,908	459,813	19,117,455

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	Income Opportunities Fund
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	1,763,895	24,171,276	6,241,419	91,409,407
Reinvestment of Dividends and Distributions	534,348	7,256,152	1,839,033	27,757,013
Redeemed	(3,588,447)	(48,999,478)	(4,822,455)	(68,702,598)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(1,290,204)	(17,572,050)	3,257,997	50,463,822

	All Cap Growth Fund
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	286,040	7,815,728	770,352	26,549,915
Reinvestment of Dividends and Distributions	444,395	11,474,279	815,193	31,719,169
Redeemed	(1,271,028)	(35,097,109)	(1,739,675)	(55,683,174)

Net Increase/(Decrease) in Shares Outstanding from Share Transactions	(540,593)	(15,807,102)	(154,130)	2,585,910

	Equity Income Fund
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	844,407	40,401,883	3,038,856	155,532,036
Reinvestment of Dividends and Distributions	143,352	6,683,161	289,009	15,769,034
Redeemed	(961,703)	(46,177,573)	(650,076)	(32,868,125)

Net Increase in Shares Outstanding from Share Transactions	26,056	907,471	2,677,789	138,432,945

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	International Growth Fund
	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31, 2022
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Issued	8,959,685	103,474,415	9,595,418	110,842,357
Reinvestment of Dividends and Distributions	491,389	5,380,714	623,799	7,942,446
Redeemed	(4,270,459)	(46,856,642)	(7,468,492)	(82,973,294)

Net Increase in Shares Outstanding from Share Transactions	5,180,615	61,998,487	2,750,725	35,811,509

7. Investment Transactions:

The cost of purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2023, are as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Disciplined Equity Fund	$83,823,404	$150,332,719	$–	$–
Mid Cap Equity Fund	52,784,140	61,151,171	–	–
Income Opportunities Fund	23,395,363	71,696,906	38,736,584	919,675
All Cap Growth Fund	52,757,630	74,408,509	–	–
Equity Income Fund	50,832,149	49,076,425	–	–
International Growth Fund	84,420,590	34,130,128	–	–

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to foreign currency gain/(loss), REITs capital gain, paydown gain/(loss), and partnership investments.

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The tax character of dividends and distributions paid during the years ended October 31, 2022 and October 31, 2021 were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Disciplined Equity Fund
2022	$9,284,442	$113,761,841	$123,046,283
2021	8,774,493	28,397,668	37,172,161
Mid Cap Equity Fund
2022	–	91,134,908	91,134,908
2021	–	20,474,222	20,474,222
Income Opportunities Fund
2022	13,341,217	14,597,768	27,938,985
2021	10,716,781	–	10,716,781
All Cap Growth Fund
2022	–	32,006,452	32,006,452
2021	–	17,178,258	17,178,258
Equity Income Fund
2022	4,027,127	12,078,939	16,106,066
2021	2,375,619	7,765,451	10,141,070
International Growth Fund
2022	1,287,622	6,678,653	7,966,275
2021	672,201	–	672,201

As of October 31, 2022, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Late-Year Loss Deferral	Capital Loss Carryforwards	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Loss)

Disciplined Equity Fund	$9,511,327	$43,879,925	$—	$—	$637,125,629	$(1)	$690,516,880

Mid Cap Equity Fund	—	10,359,141	(1,647,561)	—	213,416,086	223	222,127,889

Income Opportunities Fund	307,837	—	—	(4,229,829)	98,124,305	1	94,202,314

All Cap Growth Fund	—	11,624,870	—	—	51,636,680	(4)	63,261,546

Equity Income Fund	—	4,224,565	—	—	62,237,808	(5,344,155)	61,118,218

International Growth Fund	5,431,768	—	—	(15,028,685)	(44,497,097)	2	(54,094,012)

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2022 through October 31, 2022. The funds can elect to treat them as arising in the first date of the following fiscal year.

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The Funds have capital loss carryforwards as follows:

	Short-Term Loss	Long-Term Loss	Total
Income Opportunities Fund	$4,229,829	$—	$4,229,829
International Growth Fund	8,562,110	6,466,575	15,028,685

During the year ended October 31, 2022, the Funds did not utilize capital loss carryforwards, to offset capital gains.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation difference is attributable primarily to wash sales, investment in Partnerships, and perpetual bonds.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2023, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Disciplined Equity Fund	$784,724,680	$679,131,986	$(7,871,331)	$671,260,655

Mid Cap Equity Fund	462,624,799	250,846,004	(14,089,566)	236,756,438

Income Opportunities Fund	497,423,620	152,157,508	(24,370,017)	127,787,491

All Cap Growth Fund	126,613,974	60,214,553	(3,378,808)	56,835,745

Equity Income Fund	244,034,853	72,608,631	(5,748,648)	66,859,983

International Growth Fund	434,665,631	56,007,986	(21,405,709)	34,602,277

9. Concentration of Risk:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Equity Risk (Disciplined Equity Fund, Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Since they purchase equity securities, the Funds are subject

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to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/ or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Foreign Securities Risk (Disciplined Equity Fund) — Investments in securities of foreign issuers (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Foreign Currency Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of a Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

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Micro-, Small- and Medium-Capitalization Company Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in equity securities of micro-, small- and medium-capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Preferred Stock Risk (Mid Cap Equity Fund, Income Opportunities Fund, All Cap Growth Fund, Equity Income Fund) — Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Interest Rate Risk (Income Opportunities Fund) — The risk that the value of fixed income securities will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Credit Risk (Income Opportunities Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Corporate Fixed Income Securities Risk (Income Opportunities Fund) — The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

U.S. Government Securities Risk (Income Opportunities Fund) — The Fund’s investment in U.S. government obligations may include securities issued or

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guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Management Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk (Disciplined Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Convertible Securities Risk (Mid Cap Equity Fund, Income Opportunities Fund, Equity Income Fund) — The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of underlying common stock because of the conversion or exercise feature.

Investment Style Risk (Mid Cap Equity Fund, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will increase their earnings at a certain rate that is

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generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other equity funds that use differing investing styles.

Fixed Income Market Risk (Income Opportunities Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk (Income Opportunities Fund) — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk (Income Opportunities Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

High Yield Bond Risk (Income Opportunities Fund) — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Derivatives Risk (Income Opportunities Fund) — The Fund’s use of put and

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call options is subject to market risk, leverage risk, correlation risk, liquidity risk, credit risk and valuation risk. Credit risk is described above. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Leverage Risk (Income Opportunities Fund) — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk (Income Opportunities Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Risks of Investing in Other Investment Companies (Income Opportunities Fund) — To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because closed-end funds and ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium to their net asset value. Investments in closed-end funds and ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of closed-end funds and ETF shares depends on the demand in the

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market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Depositary Receipts Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Depositary receipts, including ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

The Fund may invest in unsponsored ADRs, which are issued by one or more depositaries without a formal agreement with the company that issues the underlying securities. Holders of unsponsored ADRs generally bear all the costs thereof, and the depositaries of unsponsored ADRs frequently are under no obligation to distribute shareholder communications received from the issuers of the underlying securities or to pass through voting rights with respect to the underlying securities. In addition, the issuers of the securities underlying unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Emerging Markets Securities Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

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Large-Capitalization Company Risk (Disciplined Equity, All Cap Growth Fund, Equity Income Fund, International Growth Fund) — The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

MLPs Risk (Equity Income Fund) — To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

REIT Risk (Equity Income Fund, International Growth Fund) — REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation.

Foreign Issuer Risk (All Cap Growth Fund, Equity Income Fund, International Growth Fund) — Investing in foreign issuers, including direct investments and investments through ADRs, poses additional risks since political, social, regulatory, currency and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign issuers are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Foreign Company Risk (Mid Cap Equity Fund, Income Opportunities Fund) — Investing in foreign companies, including direct investments and through ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events

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unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

10. Line of Credit:

The Funds entered into an agreement on August 1, 2022, which enables them to participate in a $30 million uncommitted revolving line of credit with the Custodian. The agreement expires on July 31, 2023. The proceeds from the borrowings shall be used to finance the Funds’ short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Funds based on borrowings during the period at the Custodian’s current reference rate. For the six months ended April 30, 2023, the All Cap Growth Fund had average borrowings of $1,396,000 over a period of 1 day at a weighted average interest rate of 8.000%. Interest accrued on the borrowings was $310. For the six months ended April 30,

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2023, the International Growth Fund had average borrowings of $2,216,500 over a period of 2 days at a weighted average interest rate of 7.000%. Interest accrued on the borrowings was $862. This fee is included as “Interest Expense” on the Statement of Operations. As of April 30, 2023, there were no borrowings outstanding in the Funds.

11. Concentration of Shareholders:

At April 30, 2023, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of various individual shareholders, was as follows:

	No. of	%
	Shareholders	Ownership
Disciplined Equity Fund	2	94%
Mid Cap Equity Fund	2	98%
Income Opportunities Fund	2	96%
All Cap Growth Fund	2	85%
Equity Income Fund	2	81%
International Growth Fund	2	96%

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2023.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2022 to April 30, 2023.

The table on the next page illustrates your Fund’s costs in two ways:

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/22	4/30/23	Ratios	Period*

CIBC Atlas Disciplined Equity Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,057.70	0.73%	$3.72

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,021.17	0.73%	$3.66

CIBC Atlas Mid Cap Equity Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,043.60	0.83%	$4.21

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.68	0.83%	$4.16

CIBC Atlas Income Opportunities Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,072.10	0.69%	$3.54

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,021.37	0.69%	$3.46

CIBC Atlas All Cap Growth Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,041.20	0.93%	$4.71

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.18	0.93%	$4.66

CIBC Atlas Equity Income Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,026.20	0.90%	$4.52

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.33	0.90%	$4.51

CIBC Atlas International Growth Fund

Actual Fund Return

Institutional Class Shares	$1,000.00	$1,241.90	0.92%	$5.11

Hypothetical 5% Return

Institutional Class Shares	$1,000.00	$1,020.23	0.92%	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

CIBC Atlas Funds

PO Box 219009

Kansas City, MO 64121-9009

1-855-328-3863

Adviser:

CIBC Private Wealth Advisors, Inc.

181 West Madison Street, 36th Floor

Chicago, IL 60602

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

                                       ATF-SA-001-1000

(b)	Not applicable.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: July 7, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: July 7, 2023